The Company and Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	32,267,000	3,689,000	24,706,930	18,405,485
Convertible promissory notes
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share			9,827,666	9,688,740
Warrants
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share	26,724,000	995,000	9,200,000	3,942,853
Options issued and outstanding
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share		885,000	3,579,294	4,773,892
RSUs outstanding
The Company and Summary of Significant Accounting Policies
Potentially dilutive securities that were excluded from the computation of diluted net loss per common share			2,099,970